Financial instruments and risk management - Interest rate risk - Group's exposure (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fixed rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 3,852,886	$ 627,662
Financial liabilities	(3,285,708)	(1,778,063)
Net financial assets and liabilities	567,178	(1,150,401)
Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liabilities	(35,394)	(50,598)
Net financial assets and liabilities	$ (35,394)	$ (50,598)